CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Common stock, par value	$ 0.001	$ 0.001
Common Shares authorized	50,000,000	50,000,000
Common Shares issued	31,242,175	31,242,175
Common Shares outstanding	31,242,175	31,242,175
Preferred stock, par value	$ 0.001	$ 0.001
Preferred Shares authorized	1,000,000	1,000,000
Preferred Shares issued	1,000,000	1,000,000
Preferred Shares outstanding	1,000,000	1,000,000